Business Combination Disclosure (Details) - Schedule of Range Outcomes for the Contingent Consideration	3 Months Ended
Sep. 30, 2023 USD ($)
25% [Member]
Business Acquisition, Contingent Consideration [Line Items]
Percentage of contingent consideration	25.00%
Amount of contingent consideration	$ 13,750,000
50% [Member]
Business Acquisition, Contingent Consideration [Line Items]
Percentage of contingent consideration	50.00%
Amount of contingent consideration	$ 27,500,000
75% [Member]
Business Acquisition, Contingent Consideration [Line Items]
Percentage of contingent consideration	75.00%
Amount of contingent consideration	$ 41,250,000
100% [Member]
Business Acquisition, Contingent Consideration [Line Items]
Percentage of contingent consideration	100.00%
Amount of contingent consideration	$ 55,000,000